Other Long-Term Liabilities - Schedule of Other Long-Term Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Oct. 06, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Asset retirement obligations	$ 5,861		$ 5,771	$ 3,886	$ 4,327
Lease liabilities	1,690		1,809
Share-based compensation	160		297	124	$ 414
Risk management	160		112
Deferred purchase consideration	72		95	$ 118
Other	343		98
Other liabilities	8,286		8,182
Less: current portion	722		819
Other long-term liabilities	7,564		$ 7,363
Annual installment amount	$ 25
Installment period	3 years
Painted Pony Energy Ltd
Disclosure of detailed information about business combination [line items]
Lease liabilities		$ 93
Product transportation and processing obligation	$ 268